Segment reporting - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	€ 1,436,117	€ 1,292,210	€ 1,320,658
North America
Disclosure of operating segments [line items]
Revenue	544,422	541,702	593,652
CANADA | North America
Disclosure of operating segments [line items]
Revenue	514,000	541,200	€ 592,400
SOUTH AFRICA
Disclosure of operating segments [line items]
Revenue	€ 317,300	181,000
INDIA
Disclosure of operating segments [line items]
Revenue		€ 144,500